Summary of Significant Accounting Policies - Exchange Rates of Key Currencies (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Euro (EUR)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.0666	1.1326
Annual average rate	1.0542	1.1832	1.1411
Pound Sterling (GBP)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.2026	1.3479
Annual average rate	1.2376	1.3758	1.2836
Swiss Franc (CHF)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.0832	1.0963
Annual average rate	1.0486	1.0940	1.0659
Australian Dollar (AUD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.6797	0.7253
Annual average rate	0.6952	0.7514	0.6905
Canadian Dollar (CAD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.7386	0.7869
Annual average rate	0.7692	0.7977	0.7463
Japanese Yen (JPY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.0076	0.0087
Annual average rate	0.0077	0.0091	0.0094
Chinese Yuan (CNY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.1450	0.1574
Annual average rate	0.1489	0.1550	0.1450